GOING CONCERN (Details Narrative) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Going Concern Details Narrative
Accumulated deficit	$ (32,942,117)	$ (36,918,594)	$ (30,155,127)
Total Stockholders' Deficit	$ (2,510,971)	$ (8,949,909)	$ (2,801,699)